Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income
Dividends and interest	$ 30,259,709
Net appreciation in fair value of investments	11,281,377
Total investment income	41,541,086
Interest income on notes receivable from participants	458,048
Contributions
Participants	17,071,419
Rollover	919,585
Employers	9,448,712
Total contributions	27,439,716
Total additions	69,438,850
DEDUCTIONS TO NET ASSETS ATTRIBUTED TO:
Benefits paid to participants	59,012,870
Administrative and investment expenses	242,077
Total deductions	59,254,947
NET INCREASE IN NET ASSETS AVAILABLE FOR BENEFITS	10,183,903
Beginning of year	436,124,644
End of year	$ 446,308,547